Accounts Receivable, Net	6 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
3.	Accounts Receivable, net

Accounts receivable, net consists of the following:

	As of December 31,	As of June 30,
	2025	2025
	(Unaudited)	(Audited)
Accounts receivable	$37,360,929	$23,466,286
Less: allowance for credit losses	(2,386,938)	-
Accounts receivable, net	$34,973,991	$23,466,286

As of the date of issuance of the unaudited condensed consolidated financial statements, the Group has collected $23,596,284 of the accounts receivable balance from customers. The uncollected accounts receivable balance represents 36.84% of total accounts receivable as of December 31, 2025, all of which was aged within one year.